GENERAL - Narrative (Details) $ in Thousands			1 Months Ended	12 Months Ended
	Nov. 14, 2022 USD ($)	Jun. 17, 2021 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) market	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Business Acquisition [Line Items]
Number of main markets | market				2
Goodwill			$ 1,821,969	$ 1,821,969	$ 1,617,118	$ 1,606,756
Change in fair value of contingent consideration				(18,258)	0	0
Acquisition costs				13,987	48	1,761
LiveVox Inc.
Business Acquisition [Line Items]
Consideration transferred in acquisition			424,117
Goodwill			186,193	186,193
LiveVox Inc. | Core Technology
Business Acquisition [Line Items]
Intangible assets acquired in a business combination			$ 137,462	$ 137,462
Estimated useful life			5 years	5 years
LiveVox Inc. | Customer relationships
Business Acquisition [Line Items]
Intangible assets acquired in a business combination			$ 31,957	$ 31,957
Estimated useful life			5 years	5 years
LiveVox Inc. | Trademarks
Business Acquisition [Line Items]
Intangible assets acquired in a business combination			$ 4,930	$ 4,930
Estimated useful life			5 years	5 years
Series of Individually Immaterial Business Acquisitions
Business Acquisition [Line Items]
Consideration transferred in acquisition				$ 22,815		59,317
Intangible assets acquired in a business combination			$ 13,247	13,247		20,036
Goodwill			$ 10,682	10,682		$ 38,590
2022 Acquisitions
Business Acquisition [Line Items]
Consideration transferred in acquisition	$ 50,381
Goodwill	28,039
Cash consideration	30,000
Contingent consideration	24,000				$ 20,381
Change in fair value of contingent consideration				$ 18,258
2022 Acquisitions | Core Technology
Business Acquisition [Line Items]
Intangible assets acquired in a business combination	$ 12,470
Estimated useful life	4 years
2022 Acquisitions | Customer relationships
Business Acquisition [Line Items]
Intangible assets acquired in a business combination	$ 9,058
Estimated useful life	4 years
2022 Acquisitions | Trademarks
Business Acquisition [Line Items]
Intangible assets acquired in a business combination	$ 459
Estimated useful life	3 years
ContactEngine
Business Acquisition [Line Items]
Consideration transferred in acquisition		$ 94,897
Goodwill		69,593
ContactEngine | Core Technology
Business Acquisition [Line Items]
Intangible assets acquired in a business combination		$ 20,558
Estimated useful life		5 years
ContactEngine | Customer relationships
Business Acquisition [Line Items]
Intangible assets acquired in a business combination		$ 3,279
Estimated useful life		6 years
ContactEngine | Customer backlog
Business Acquisition [Line Items]
Intangible assets acquired in a business combination		$ 5,493
Estimated useful life		2 years